UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 2

November 30, 2014

1.861968.106

HICII-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.4%
	Principal Amount	Value
Convertible Bonds - 0.2%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (d)	$ 388,000	$ 262,628
Metals/Mining - 0.2%
Peabody Energy Corp. 4.75% 12/15/41	3,320,000	2,023,125
TOTAL CONVERTIBLE BONDS		2,285,753
Nonconvertible Bonds - 78.2%
Aerospace - 0.6%
GenCorp, Inc. 7.125% 3/15/21	205,000	216,019
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (e)(g)	545,000	553,856
7.125% 3/15/21	710,000	771,238
KLX, Inc. 5.875% 12/1/22 (e)(g)	930,000	946,275
TransDigm, Inc.:
6% 7/15/22	845,000	853,450
6.5% 7/15/24	830,000	846,600
Triumph Group, Inc.:
4.875% 4/1/21	420,000	417,900
5.25% 6/1/22	360,000	363,600
		4,968,938
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (e)	485,000	511,675
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (c)	31,995	0
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	361,041	367,359
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	162,169
		1,041,203
Automotive - 1.2%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	605,000	639,788
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (e)(h)	465,000	43,013
Chassix, Inc. 9.25% 8/1/18 (e)	325,000	218,563
Dana Holding Corp.:
6.5% 2/15/19	330,000	342,375
6.75% 2/15/21	360,000	382,500
Gates Global LLC / Gates Global Co. 6% 7/15/22 (e)	770,000	748,825
General Motors Acceptance Corp. 8% 11/1/31	1,264,000	1,576,840
General Motors Financial Co., Inc. 4.25% 5/15/23	360,000	368,060
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
International Automotive Components Group SA 9.125% 6/1/18 (e)	$ 615,000	$ 648,825
Jaguar Land Rover PLC 4.125% 12/15/18 (e)	1,470,000	1,503,075
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,380,000	1,376,550
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (e)(h)	795,000	838,725
6.875% 8/15/18 pay-in-kind (e)(h)	920,000	962,550
Tenneco, Inc. 7.75% 8/15/18	330,000	343,827
		9,993,516
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
7.5% 9/15/20	1,544,000	1,810,340
8% 3/15/20	1,122,000	1,329,570
Ocwen Financial Corp. 6.625% 5/15/19 (e)	995,000	942,763
Royal Bank of Scotland Group PLC 5.125% 5/28/24	2,620,000	2,671,496
		6,754,169
Broadcasting - 0.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	1,025,000	976,313
10% 1/15/18	2,685,000	2,141,288
11.25% 3/1/21	760,000	782,800
Starz LLC/Starz Finance Corp. 5% 9/15/19	685,000	707,263
Univision Communications, Inc. 6.875% 5/15/19 (e)	925,000	971,250
		5,578,914
Building Materials - 2.9%
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	608,081
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	1,680,000	1,864,800
CEMEX Finance LLC:
6% 4/1/24 (e)	1,785,000	1,787,231
9.375% 10/12/22 (e)	2,535,000	2,889,900
CEMEX S.A.B. de CV:
5.2331% 9/30/15 (e)(h)	595,000	604,639
5.875% 3/25/19 (e)	490,000	494,900
7.25% 1/15/21 (e)	3,675,000	3,886,313
CPG Merger Sub LLC 8% 10/1/21 (e)	1,170,000	1,231,425
HD Supply, Inc.:
7.5% 7/15/20	1,805,000	1,904,275
11.5% 7/15/20	1,980,000	2,296,800
Headwaters, Inc. 7.625% 4/1/19	2,190,000	2,294,025
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
Masonite International Corp. 8.25% 4/15/21 (e)	$ 640,000	$ 686,400
Ply Gem Industries, Inc.:
6.5% 2/1/22	805,000	778,838
6.5% 2/1/22 (e)	840,000	812,700
U.S. Concrete, Inc. 8.5% 12/1/18	256,000	273,920
USG Corp.:
5.875% 11/1/21 (e)	530,000	545,916
7.875% 3/30/20 (e)	750,000	810,938
8.375% 10/15/18 (e)	1,265,000	1,325,088
		25,096,189
Cable TV - 4.7%
Altice SA 7.75% 5/15/22 (e)	8,390,000	8,673,163
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	865,000	847,700
5.25% 3/15/21	1,180,000	1,187,375
5.75% 9/1/23	1,160,000	1,166,525
5.75% 1/15/24	1,450,000	1,459,063
6.5% 4/30/21	2,375,000	2,499,688
6.625% 1/31/22	2,305,000	2,451,944
CCOH Safari LLC 5.5% 12/1/22	1,290,000	1,304,513
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	1,485,000	1,540,688
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)	905,000	873,325
DISH DBS Corp.:
5% 3/15/23	865,000	839,591
5.125% 5/1/20	350,000	354,156
5.875% 7/15/22	550,000	568,631
6.75% 6/1/21	1,312,000	1,425,160
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	635,000	698,500
Lynx I Corp. 5.375% 4/15/21 (e)	500,000	515,625
Numericable Group SA:
4.875% 5/15/19 (e)	2,735,000	2,704,231
6% 5/15/22 (e)	2,930,000	2,976,206
6.25% 5/15/24 (e)	985,000	1,003,469
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	515,000	551,050
Unitymedia KabelBW GmbH 6.125% 1/15/25 (e)	1,680,000	1,757,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	$ 880,000	$ 964,744
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	450,000	488,835
Virgin Media Finance PLC:
4.875% 2/15/22	645,000	577,275
6% 10/15/24 (e)	675,000	707,063
VTR Finance BV 6.875% 1/15/24 (e)	940,000	989,350
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (e)(h)	110,000	113,850
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	1,290,000	1,399,650
		40,639,070
Capital Goods - 1.0%
AECOM Technology Corp.:
5.75% 10/15/22 (e)	465,000	487,088
5.875% 10/15/24 (e)	400,000	423,000
Amsted Industries, Inc. 5% 3/15/22 (e)	470,000	462,950
Belden, Inc. 5.25% 7/15/24 (e)	220,000	214,500
General Cable Corp. 5.75% 10/1/22	2,518,000	2,089,940
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	3,225,000	3,321,750
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	1,135,000	1,217,288
		8,216,516
Chemicals - 3.3%
Chemtura Corp. 5.75% 7/15/21	415,000	410,850
Hexion U.S. Finance Corp. 6.625% 4/15/20	3,785,000	3,661,988
Huntsman International LLC 4.875% 11/15/20	755,000	768,213
LSB Industries, Inc. 7.75% 8/1/19	300,000	318,000
Momentive Performance Materials, Inc. 3.88% 10/24/21	2,315,000	2,025,625
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)	2,315,000	0
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (e)	2,975,000	2,856,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20	315,000	329,175
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	7,787,000	8,020,610
Tronox Finance LLC 6.375% 8/15/20	9,030,000	9,255,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (e)	$ 645,000	$ 669,188
5.625% 10/1/24 (e)	260,000	274,625
		28,590,024
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	925,000	864,875
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	220,000	232,650
6.625% 11/15/22	255,000	271,575
		1,369,100
Containers - 4.5%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (e)(h)	3,565,000	3,532,729
Ardagh Packaging Finance PLC 9.125% 10/15/20 (e)	2,885,000	3,108,588
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (e)	1,510,000	1,494,900
6.25% 1/31/19 (e)	1,120,000	1,122,800
6.75% 1/31/21 (e)	5,310,000	5,416,200
7% 11/15/20 (e)	284,118	289,090
9.125% 10/15/20 (e)	3,015,000	3,233,588
Ball Corp. 4% 11/15/23	605,000	580,800
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	2,730,000	2,484,300
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,520,000	1,459,200
Graphic Packaging International, Inc. 4.75% 4/15/21	245,000	245,613
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (e)(g)	925,000	936,563
5.375% 1/15/25 (e)(g)	925,000	936,563
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	1,560,000	1,604,850
6.875% 2/15/21	2,115,000	2,233,969
8.25% 2/15/21	3,105,000	3,240,844
9% 4/15/19	635,000	661,988
9.875% 8/15/19	2,090,000	2,251,975
Sealed Air Corp.:
5.25% 4/1/23 (e)	870,000	889,575
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp.: - continued
6.5% 12/1/20 (e)	$ 920,000	$ 1,012,000
8.375% 9/15/21 (e)	1,560,000	1,755,000
		38,491,135
Diversified Financial Services - 4.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (e)	1,290,000	1,283,550
4.5% 5/15/21 (e)	1,700,000	1,721,250
Aircastle Ltd.:
4.625% 12/15/18	1,015,000	1,032,763
5.125% 3/15/21	1,745,000	1,762,450
6.25% 12/1/19	895,000	959,888
7.625% 4/15/20	595,000	672,350
CIT Group, Inc.:
3.875% 2/19/19	1,875,000	1,884,000
5% 8/15/22	675,000	696,094
5.375% 5/15/20	1,600,000	1,700,000
5.5% 2/15/19 (e)	915,000	969,900
FLY Leasing Ltd. 6.75% 12/15/20	470,000	482,925
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	495,000	489,431
4.875% 3/15/19	3,065,000	3,103,313
6% 8/1/20	1,640,000	1,707,568
International Lease Finance Corp.:
4.625% 4/15/21	915,000	931,013
5.875% 8/15/22	570,000	617,025
6.25% 5/15/19	1,280,000	1,398,400
8.25% 12/15/20	140,000	169,750
8.625% 1/15/22	620,000	768,800
8.75% 3/15/17	1,640,000	1,848,280
8.875% 9/1/17	1,460,000	1,669,875
MSCI, Inc. 5.25% 11/15/24 (e)	555,000	575,813
SLM Corp.:
4.875% 6/17/19	2,355,000	2,360,888
5.5% 1/25/23	715,000	693,550
6.125% 3/25/24	470,000	470,000
7.25% 1/25/22	535,000	587,163
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.: - continued
8% 3/25/20	$ 2,405,000	$ 2,714,644
8.45% 6/15/18	965,000	1,090,450
		34,361,133
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	1,005,000	1,042,487
7.625% 3/15/20	1,185,000	1,226,475
Series B, 6.5% 11/15/22	2,160,000	2,251,800
7.625% 3/15/20	2,175,000	2,264,175
MDC Partners, Inc. 6.75% 4/1/20 (e)	568,000	586,460
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	685,000	689,281
5% 4/15/22 (e)	2,235,000	2,251,763
		10,312,441
Electric Utilities - 1.8%
Calpine Corp. 6% 1/15/22 (e)	815,000	870,013
GenOn Energy, Inc.:
9.5% 10/15/18	170,000	176,800
9.875% 10/15/20	665,000	688,275
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (e)	170,000	168,725
InterGen NV 7% 6/30/23 (e)	2,980,000	2,868,250
Mirant Americas Generation LLC:
8.5% 10/1/21	740,000	691,900
9.125% 5/1/31	479,000	443,075
NRG Energy, Inc. 7.875% 5/15/21	465,000	503,363
NSG Holdings II, LLC 7.75% 12/15/25 (e)	946,000	1,024,045
RJS Power Holdings LLC 5.125% 7/15/19 (e)	1,630,000	1,617,775
RRI Energy, Inc. 7.875% 6/15/17	555,000	567,488
The AES Corp.:
3.2336% 6/1/19 (h)	1,130,000	1,124,350
4.875% 5/15/23	1,930,000	1,930,000
5.5% 3/15/24	810,000	826,200
7.375% 7/1/21	2,015,000	2,307,175
		15,807,434
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - 7.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	$ 565,000	$ 576,300
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (e)	485,000	392,850
7.375% 11/1/21 (e)	485,000	391,638
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	483,000
7% 5/20/22	985,000	1,039,175
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	465,000	481,275
6.5% 5/20/21	289,000	297,670
Antero Resources Finance Corp. 5.375% 11/1/21	1,065,000	1,051,688
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	1,750,000	1,715,000
5.875% 8/1/23	1,155,000	1,189,650
6.625% 10/1/20	650,000	679,250
Baytex Energy Corp.:
5.125% 6/1/21 (e)	415,000	381,800
5.625% 6/1/24 (e)	535,000	478,825
California Resources Corp.:
5% 1/15/20 (e)	975,000	877,500
6% 11/15/24 (e)	910,000	811,606
Chesapeake Energy Corp.:
3.4806% 4/15/19 (h)	915,000	908,138
4.875% 4/15/22	1,995,000	1,975,050
5.375% 6/15/21	1,800,000	1,849,500
5.75% 3/15/23	745,000	789,700
6.125% 2/15/21	895,000	968,838
6.875% 11/15/20	540,000	604,800
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	835,000	885,100
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	250,000	223,750
Citgo Petroleum Corp. 6.25% 8/15/22 (e)	1,335,000	1,368,375
Clayton Williams Energy, Inc. 7.75% 4/1/19	915,000	887,550
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (e)	655,000	596,050
Consolidated Energy Finance SA 6.75% 10/15/19 (e)	2,170,000	2,175,425
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	$ 1,340,000	$ 1,333,300
6.125% 3/1/22	650,000	646,750
7.75% 4/1/19	755,000	783,313
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,965,000	1,960,088
Edgen Murray Corp. 8.75% 11/1/20 (e)	398,000	436,805
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (e)	810,000	797,850
Energy XXI Gulf Coast, Inc. 6.875% 3/15/24 (e)	565,000	423,750
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	310,000	316,200
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	865,000	901,763
9.375% 5/1/20	1,235,000	1,349,238
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	1,000,000	990,000
6.75% 1/15/22	940,000	935,300
Gulfmark Offshore, Inc. 6.375% 3/15/22	505,000	419,150
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (e)	1,040,000	962,000
Kodiak Oil & Gas Corp. 5.5% 1/15/21	310,000	312,325
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	3,185,000	2,691,325
6.5% 5/15/19	1,925,000	1,636,250
8.625% 4/15/20	505,000	457,025
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19 (e)	725,000	703,250
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	260,000	270,400
Offshore Group Investment Ltd. 7.5% 11/1/19	1,470,000	1,102,500
Pacific Drilling SA 5.375% 6/1/20 (e)	445,000	351,550
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)	1,365,000	1,173,900
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23	445,000	418,300
5.5% 4/15/23	460,000	460,000
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	460,000	448,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Rosetta Resources, Inc.:
5.625% 5/1/21	$ 725,000	$ 666,094
5.875% 6/1/24	670,000	608,025
RSP Permian, Inc. 6.625% 10/1/22 (e)	385,000	358,050
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	910,000	930,475
5.625% 4/15/23	2,135,000	2,177,700
5.75% 5/15/24	1,335,000	1,350,019
6.25% 3/15/22	2,180,000	2,310,800
Samson Investment Co. 9.75% 2/15/20 (h)	2,500,000	1,443,750
SemGroup Corp. 7.5% 6/15/21	970,000	1,033,050
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	484,763
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	882,000	930,510
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	355,000	372,679
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	680,000	649,400
5.25% 5/1/23	330,000	336,600
6.375% 8/1/22	311,000	329,660
6.875% 2/1/21	580,000	613,350
Teine Energy Ltd. 6.875% 9/30/22 (e)	540,000	502,200
Tesoro Corp. 5.125% 4/1/24	335,000	332,488
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	802,000	816,035
6.125% 10/15/21	890,000	907,800
6.25% 10/15/22 (e)	550,000	561,000
		64,074,783
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (e)	1,000,000	1,025,000
5.625% 2/15/24 (e)	400,000	412,500
5.875% 3/15/25 (e)	1,885,000	1,950,975
Regal Entertainment Group 5.75% 3/15/22	895,000	852,488
		4,240,963
Environmental - 1.9%
ADS Waste Holdings, Inc. 8.25% 10/1/20	1,875,000	1,968,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Clean Harbors, Inc.:
5.125% 6/1/21	$ 465,000	$ 465,000
5.25% 8/1/20	725,000	732,250
Covanta Holding Corp.:
5.875% 3/1/24	1,345,000	1,378,625
6.375% 10/1/22	811,000	861,688
7.25% 12/1/20	825,000	876,563
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	2,780,000	2,919,000
Tervita Corp.:
8% 11/15/18 (e)	5,385,000	4,846,500
9.75% 11/1/19 (e)	1,725,000	1,440,375
10.875% 2/15/18 (e)	1,550,000	1,321,375
		16,810,126
Food & Drug Retail - 1.9%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (e)	415,000	381,800
JBS Investments GmbH:
7.25% 4/3/24 (e)	1,730,000	1,825,150
7.75% 10/28/20 (e)	3,505,000	3,802,925
Minerva Luxmbourg SA 7.75% 1/31/23 (e)	3,010,000	3,108,427
Rite Aid Corp.:
6.75% 6/15/21	6,020,000	6,305,950
7.7% 2/15/27	364,000	402,220
Tops Markets LLC 8.875% 12/15/17	665,000	684,950
		16,511,422
Food/Beverage/Tobacco - 3.5%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	1,972,000	2,060,740
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	2,725,000	2,752,250
DS Waters of America, Inc. 10% 9/1/21	620,000	731,600
ESAL GmbH 6.25% 2/5/23 (e)	3,545,000	3,558,294
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)	1,815,000	1,912,556
H.J. Heinz Co.:
4.25% 10/15/20	900,000	911,340
6.375% 7/15/28	145,000	155,875
H.J. Heinz Finance Co. 7.125% 8/1/39 (e)	840,000	928,200
JBS Finance II Ltd. 8.25% 1/29/18 (e)	520,000	542,100
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (e)	1,000,000	1,012,500
7.25% 6/1/21 (e)	1,940,000	2,061,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.: - continued
7.25% 6/1/21 (e)	$ 605,000	$ 642,813
8.25% 2/1/20 (e)	2,480,000	2,641,200
Post Holdings, Inc.:
6% 12/15/22 (e)	1,240,000	1,168,700
6.75% 12/1/21 (e)	2,760,000	2,711,700
7.375% 2/15/22	6,050,000	6,110,500
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (e)	200,000	218,500
		30,120,118
Gaming - 1.9%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,245,000	1,316,588
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (e)	1,840,000	1,628,400
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	600,000	477,000
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)	1,510,000	1,494,900
Graton Economic Development Authority 9.625% 9/1/19 (e)	520,000	574,600
MCE Finance Ltd. 5% 2/15/21 (e)	440,000	424,600
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	742,500
8.625% 2/1/19	1,910,000	2,182,175
Pinnacle Entertainment, Inc. 6.375% 8/1/21	1,305,000	1,360,463
Scientific Games Corp. 6.625% 5/15/21 (e)	2,350,000	1,692,000
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (e)	445,000	441,663
SGMS Escrow Corp.:
7% 1/1/22 (e)	615,000	618,844
10% 12/1/22 (e)	615,000	575,025
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	2,040,000	2,070,600
Wynn Macau Ltd. 5.25% 10/15/21 (e)	1,260,000	1,231,650
		16,831,008
Healthcare - 8.4%
Alere, Inc.:
6.5% 6/15/20	2,140,000	2,193,500
7.25% 7/1/18	790,000	835,425
AmSurg Corp. 5.625% 7/15/22 (e)	1,035,000	1,060,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	$ 295,000	$ 314,175
Community Health Systems, Inc.:
5.125% 8/1/21	4,010,000	4,120,275
6.875% 2/1/22	8,700,000	9,211,125
7.125% 7/15/20	1,115,000	1,179,113
8% 11/15/19	2,892,000	3,094,440
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	290,000	295,800
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	1,850,000	1,897,406
Endo Finance Co.:
5.375% 1/15/23 (e)	1,410,000	1,377,387
7% 12/15/20 (e)	375,000	392,813
HCA Holdings, Inc.:
3.75% 3/15/19	1,755,000	1,748,199
5% 3/15/24	1,370,000	1,387,125
5.875% 3/15/22	620,000	674,250
5.875% 5/1/23	510,000	538,688
6.25% 2/15/21	1,045,000	1,107,700
6.5% 2/15/20	2,595,000	2,870,719
IMS Health, Inc. 6% 11/1/20 (e)	440,000	452,100
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	230,000	247,250
LifePoint Hospitals, Inc. 5.5% 12/1/21	465,000	482,438
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75% 8/1/22 (e)	730,000	746,425
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	705,000	733,200
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	1,610,000	1,722,700
6.75% 10/15/22	845,000	897,813
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,370,000	1,397,400
5.5% 2/1/21	3,170,000	3,312,650
Service Corp. International 4.5% 11/15/20	440,000	431,200
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,049,800
4.5% 4/1/21	220,000	216,150
4.75% 6/1/20	620,000	627,750
5% 3/1/19 (e)	1,230,000	1,211,550
6% 10/1/20	960,000	1,021,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
6.25% 11/1/18	$ 460,000	$ 497,950
6.75% 2/1/20	895,000	937,513
8.125% 4/1/22	9,564,000	10,687,718
Valeant Pharmaceuticals International:
5.625% 12/1/21 (e)	590,000	595,900
6.75% 8/15/21 (e)	1,035,000	1,080,281
6.875% 12/1/18 (e)	1,770,000	1,834,163
7% 10/1/20 (e)	715,000	750,750
7.25% 7/15/22 (e)	820,000	869,200
7.5% 7/15/21 (e)	1,555,000	1,679,400
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,815,000	2,920,591
		72,702,107
Homebuilders/Real Estate - 1.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	880,000	924,000
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	1,660,000	1,759,600
iStar Financial, Inc. 4.875% 7/1/18	445,000	437,769
KB Home:
7.25% 6/15/18	230,000	249,263
8% 3/15/20	790,000	879,863
Lennar Corp. 4.5% 6/15/19	155,000	155,000
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (e)	615,000	611,925
Standard Pacific Corp. 8.375% 1/15/21	1,695,000	1,957,725
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (e)	2,655,000	2,615,175
Toll Brothers Finance Corp. 5.625% 1/15/24	320,000	338,400
WCI Communities, Inc. 6.875% 8/15/21	385,000	389,813
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (e)	545,000	539,550
5.875% 6/15/24 (e)	395,000	402,900
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	345,863
8.5% 11/15/20	880,000	959,200
		12,566,046
Hotels - 0.5%
FelCor Lodging LP:
5.625% 3/1/23	495,000	493,763
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - continued
FelCor Lodging LP: - continued
6.75% 6/1/19	$ 2,025,000	$ 2,106,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (e)	1,785,000	1,874,250
		4,474,013
Insurance - 0.9%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	5,078,000	5,268,425
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (e)(h)	2,210,000	2,204,475
		7,472,900
Leisure - 0.6%
24 Hour Holdings III LLC 8% 6/1/22 (e)	2,110,000	1,904,275
Cedar Fair LP/Magnum Management Corp.:
5.25% 3/15/21	1,585,000	1,592,925
5.375% 6/1/24 (e)	960,000	957,600
NCL Corp. Ltd. 5.25% 11/15/19 (e)	925,000	931,938
		5,386,738
Metals/Mining - 1.3%
Alpha Natural Resources, Inc.:
6% 6/1/19	225,000	105,750
6.25% 6/1/21	405,000	178,200
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	480,000	498,000
CONSOL Energy, Inc. 5.875% 4/15/22 (e)	2,385,000	2,379,038
Eldorado Gold Corp. 6.125% 12/15/20 (e)	440,000	435,600
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (e)	1,580,000	1,461,500
Imperial Metals Corp. 7% 3/15/19 (e)	175,000	164,063
Murray Energy Corp. 9.5% 12/5/20 (e)	580,000	611,900
Peabody Energy Corp.:
6% 11/15/18	985,000	938,213
7.875% 11/1/26	955,000	883,375
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (e)	455,000	468,650
8.25% 1/15/21 (e)	1,155,000	1,189,650
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	160,000	167,968
Walter Energy, Inc.:
8.5% 4/15/21	300,000	75,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Walter Energy, Inc.: - continued
9.5% 10/15/19 (e)	$ 1,080,000	$ 918,000
12% 4/1/20 pay-in-kind (e)(h)	1,325,000	553,850
		11,028,757
Paper - 0.3%
NewPage Corp. 11.375% 12/31/14 (c)	4,077,567	0
P.H. Glatfelter Co. 5.375% 10/15/20	90,000	91,800
Xerium Technologies, Inc. 8.875% 6/15/18	2,575,000	2,723,063
		2,814,863
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	175,000	196,438
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (e)(h)	725,000	710,500
R.R. Donnelley & Sons Co. 6% 4/1/24	400,000	402,000
		1,308,938
Railroad - 0.2%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,230,000	1,316,100
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (e)	865,000	920,144
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	665,000	688,275
		1,608,419
Services - 3.6%
Anna Merger Sub, Inc. 7.75% 10/1/22 (e)	1,600,000	1,640,000
APX Group, Inc.:
6.375% 12/1/19	4,748,000	4,546,210
8.75% 12/1/20	2,235,000	1,966,800
ARAMARK Corp. 5.75% 3/15/20	870,000	898,275
Ashtead Capital, Inc. 5.625% 10/1/24 (e)	1,260,000	1,329,300
Audatex North America, Inc.:
6% 6/15/21 (e)	610,000	632,875
6.125% 11/1/23 (e)	255,000	264,563
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (e)	655,000	646,813
5.5% 4/1/23 (e)	925,000	934,250
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (e)	2,705,000	2,705,000
CBRE Group, Inc. 5.25% 3/15/25	885,000	918,188
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Corrections Corp. of America 4.125% 4/1/20	$ 1,005,000	$ 989,925
Hertz Corp.:
5.875% 10/15/20	685,000	691,850
6.25% 10/15/22	1,340,000	1,356,750
IHS, Inc. 5% 11/1/22 (e)	610,000	619,150
Laureate Education, Inc. 9.75% 9/1/19 (e)(h)	9,376,000	9,727,600
Seventy Seven Energy, Inc. 6.5% 7/15/22 (e)	470,000	359,550
The GEO Group, Inc.:
5.125% 4/1/23	300,000	294,000
6.625% 2/15/21	235,000	245,575
TMS International Corp. 7.625% 10/15/21 (e)	185,000	193,788
		30,960,462
Shipping - 1.1%
Aguila 3 SA 7.875% 1/31/18 (e)	455,000	445,900
Kenan Advantage Group, Inc. 8.375% 12/15/18 (e)	1,735,000	1,804,400
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	1,880,000	1,917,600
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (e)	2,160,000	2,084,400
8.125% 2/15/19	2,145,000	2,037,750
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (e)	420,000	430,500
Teekay Corp. 8.5% 1/15/20	825,000	932,250
		9,652,800
Steel - 1.6%
Commercial Metals Co. 4.875% 5/15/23	1,440,000	1,396,800
Essar Steel Algoma, Inc. 9.5% 11/15/19 (e)	615,000	628,069
Evraz, Inc. NA Canada 7.5% 11/15/19 (e)	580,000	580,000
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	4,625,000	4,636,563
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	290,000	307,400
Steel Dynamics, Inc.:
5.125% 10/1/21 (e)	2,195,000	2,277,313
5.5% 10/1/24 (e)	3,895,000	4,089,750
		13,915,895
Super Retail - 2.1%
Asbury Automotive Group, Inc. 6% 12/15/24 (e)(g)	925,000	938,875
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (e)(h)	2,380,000	2,249,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Claire's Stores, Inc.:
6.125% 3/15/20 (e)	$ 1,105,000	$ 1,024,888
7.75% 6/1/20 (e)	1,860,000	1,227,600
8.875% 3/15/19	195,000	164,775
9% 3/15/19 (e)	3,865,000	3,903,650
JC Penney Corp., Inc.:
5.65% 6/1/20	185,000	150,313
6.375% 10/15/36	471,000	334,410
7.4% 4/1/37	690,000	512,325
Office Depot, Inc. 9.75% 3/15/19 (e)	460,000	515,200
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	5,985,000	6,374,025
Sonic Automotive, Inc. 5% 5/15/23	130,000	126,750
The Bon-Ton Department Stores, Inc. 8% 6/15/21	545,000	446,900
		17,968,811
Technology - 2.8%
ADT Corp. 6.25% 10/15/21	820,000	858,950
Avaya, Inc. 10.5% 3/1/21 (e)	2,463,138	2,149,088
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	600,000	562,500
BMC Software, Inc. 7.25% 6/1/18	625,000	610,938
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (e)(h)	435,000	369,750
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	1,545,000	1,541,138
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	1,050,000	913,500
Entegris, Inc. 6% 4/1/22 (e)	265,000	273,692
First Data Corp.:
6.75% 11/1/20 (e)	643,000	684,795
8.25% 1/15/21 (e)	1,017,000	1,088,190
8.75% 1/15/22 pay-in-kind (e)(h)	1,065,000	1,144,875
10.625% 6/15/21	292,000	332,880
11.75% 8/15/21	302,000	349,565
12.625% 1/15/21	635,000	755,650
Infor U.S., Inc. 9.375% 4/1/19	415,000	448,843
Lucent Technologies, Inc. 6.45% 3/15/29	2,015,000	1,962,106
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (e)	655,000	658,275
5.75% 3/15/23 (e)	225,000	239,063
Sanmina Corp. 4.375% 6/1/19 (e)	950,000	940,500
Seagate HDD Cayman 4.75% 1/1/25 (e)	1,095,000	1,134,039
SunGard Data Systems, Inc. 6.625% 11/1/19	325,000	331,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
VeriSign, Inc. 4.625% 5/1/23	$ 695,000	$ 682,838
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	5,375,000	5,831,875
		23,864,550
Telecommunications - 8.8%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (e)	605,000	609,538
6.75% 11/15/20 (e)	1,485,000	1,540,688
Altice Financing SA:
6.5% 1/15/22 (e)	3,565,000	3,600,650
7.875% 12/15/19 (e)	350,000	370,475
Altice Finco SA:
8.125% 1/15/24 (e)	2,490,000	2,558,475
9.875% 12/15/20 (e)	1,575,000	1,742,076
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,131,000
Columbus International, Inc. 7.375% 3/30/21 (e)	4,660,000	4,962,900
Crown Castle International Corp. 5.25% 1/15/23	660,000	671,550
Digicel Group Ltd. 6% 4/15/21 (e)	3,455,000	3,385,900
Frontier Communications Corp. 8.5% 4/15/20	1,560,000	1,786,200
Inmarsat Finance PLC 4.875% 5/15/22 (e)	1,410,000	1,406,475
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,400,000	3,349,000
6.625% 12/15/22 (Reg. S)	2,205,000	2,298,713
7.5% 4/1/21	2,155,000	2,311,238
Intelsat Luxembourg SA 7.75% 6/1/21	3,295,000	3,414,444
Level 3 Communications, Inc. 5.75% 12/1/22 (e)(g)	925,000	929,625
Level 3 Financing, Inc.:
6.125% 1/15/21	1,020,000	1,063,350
7% 6/1/20	675,000	721,406
MetroPCS Wireless, Inc. 6.625% 11/15/20	1,705,000	1,764,675
Millicom International Cellular SA 4.75% 5/22/20 (e)	410,000	397,700
SBA Communications Corp. 5.625% 10/1/19	445,000	461,131
Sprint Capital Corp.:
6.875% 11/15/28	2,735,000	2,564,063
6.9% 5/1/19	7,580,000	7,826,350
Sprint Communications, Inc. 6% 11/15/22	1,015,000	976,938
Sprint Corp.:
7.125% 6/15/24	1,410,000	1,394,138
7.25% 9/15/21	3,850,000	3,927,000
7.875% 9/15/23	2,570,000	2,692,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
T-Mobile U.S.A., Inc.:
6% 3/1/23	$ 2,150,000	$ 2,182,250
6.125% 1/15/22	655,000	666,463
6.25% 4/1/21	1,310,000	1,342,750
6.464% 4/28/19	1,745,000	1,810,438
6.542% 4/28/20	1,150,000	1,193,125
6.625% 4/1/23	1,440,000	1,494,000
6.633% 4/28/21	970,000	999,100
ViaSat, Inc. 6.875% 6/15/20	870,000	919,851
Wind Acquisition Finance SA:
4.75% 7/15/20 (e)	4,270,000	4,109,875
7.375% 4/23/21 (e)	1,405,000	1,352,313
		75,927,938
Textiles & Apparel - 0.2%
DPL, Inc. 7.75% 10/15/20 (e)	1,410,000	1,261,950
Hanesbrands, Inc. 6.375% 12/15/20	301,000	320,415
		1,582,365
TOTAL NONCONVERTIBLE BONDS		674,359,904
TOTAL CORPORATE BONDS (Cost $670,230,672)		676,645,657
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(h) (Cost $37,444)	62,714	41,623
Common Stocks - 0.3%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc.	9,691	472,921
Building Materials - 0.2%
Nortek, Inc. (a)	18,580	1,481,383
Common Stocks - continued
	Shares	Value
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	763	$ 64,130
Class B (a)	254	21,349
		85,479
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	78,000	148,200
TOTAL COMMON STOCKS (Cost $2,455,408)		2,187,983
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	2,866	3,405,954
Huntington Bancshares, Inc. 8.50%	3,170	4,247,800
		7,653,754
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (e)	1,300	1,380,438
TOTAL CONVERTIBLE PREFERRED STOCKS		9,034,192
Nonconvertible Preferred Stocks - 0.5%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (e)	4,286	4,302,207
TOTAL PREFERRED STOCKS (Cost $10,285,613)		13,336,399
Bank Loan Obligations - 11.0%
	Principal Amount
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (h)	$ 698,984	694,615
Tranche D, term loan 3.75% 6/4/21 (h)	962,588	952,962
		1,647,577
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (h)	516,100	515,481
Chrysler Group LLC term loan 3.25% 12/31/18 (h)	1,532,300	1,516,977
		2,032,458
Bank Loan Obligations - continued
	Principal Amount	Value
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (h)	$ 530,988	$ 526,673
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (h)	624,004	622,444
Nortek, Inc. Tranche B, term loan 3.75% 10/30/20 (h)	443,888	439,173
		1,061,617
Cable TV - 0.2%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	956,120	946,559
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (h)	761,457	750,035
		1,696,594
Capital Goods - 0.6%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (h)	2,826,340	2,755,681
Rexnord LLC Tranche B, term loan 4% 8/21/20 (h)	1,617,509	1,605,377
SRAM LLC. Tranche B, term loan 4.0198% 4/10/20 (h)	686,470	672,741
		5,033,799
Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4% 3/19/20 (h)	1,202,644	1,195,127
Consumer Products - 0.2%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (h)	173,250	171,518
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (h)	1,278,020	1,266,901
		1,438,419
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (h)	774,725	755,357
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (h)	514,800	503,217
Electric Utilities - 0.3%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (h)	1,945,375	1,899,172
Tranche B 2LN, term loan 3.25% 1/31/22 (h)	261,693	256,132
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (h)	711,425	696,343
		2,851,647
Bank Loan Obligations - continued
	Principal Amount	Value
Energy - 0.7%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (h)	$ 1,860,000	$ 1,837,048
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (h)	2,155,000	1,896,400
Tranche B 1LN, term loan 3.875% 9/30/18 (h)	1,158,613	1,103,579
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (h)	1,335,000	1,221,525
		6,058,552
Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (h)	581,150	576,791
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (h)	875,000	856,406
		1,433,197
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (h)	4,438,557	4,355,334
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (h)	731,325	727,668
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (h)	993,756	909,595
		5,992,597
Gaming - 0.6%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	4,073,737	3,808,944
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (h)	1,161,225	1,161,225
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (h)	247,500	245,025
		5,215,194
Healthcare - 0.7%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (h)	485,000	483,788
Tranche B 1LN, term loan 4.5% 4/23/21 (h)	384,038	381,399
HCA Holdings, Inc.:
Tranche B 4LN, term loan 2.9831% 5/1/18 (h)	974,779	972,342
Tranche B 5LN, term loan 2.9063% 3/31/17 (h)	652,706	651,074
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - continued
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (h)	$ 2,693,869	$ 2,653,461
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (h)	564,079	564,784
		5,706,848
Homebuilders/Real Estate - 0.2%
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (h)	1,638,742	1,630,549
Hotels - 0.5%
BRE Select Hotels Corp. 7.094% 5/9/18 (h)	1,138,424	1,138,424
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (h)	2,974,835	2,952,524
		4,090,948
Insurance - 0.3%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (h)	2,458,575	2,427,843
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (h)	179,550	176,857
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (h)	469,451	394,338
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (h)	1,953,409	1,841,088
		2,235,426
Restaurants - 0.5%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (h)	4,718,357	4,641,683
Services - 1.3%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (h)	1,412,900	1,395,239
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (h)	688,357	684,915
Garda World Security Corp.:
term loan 4% 11/8/20 (h)	1,137,861	1,121,510
Tranche DD, term loan 4% 11/8/20 (h)	291,081	286,898
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	8,321,011	8,050,578
		11,539,140
Bank Loan Obligations - continued
	Principal Amount	Value
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (h)	$ 545,000	$ 538,869
Tranche B 1LN, term loan 4.5% 4/9/21 (h)	982,538	978,853
Essar Steel Algoma, Inc. Tranche B, term loan 8/16/19 (i)	430,000	428,925
		1,946,647
Super Retail - 1.0%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (h)	1,000,000	967,500
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (h)	2,353,551	2,235,873
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	2,503,332	2,456,395
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (h)	3,446,456	3,424,916
		9,084,684
Technology - 1.5%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (h)	235,000	235,588
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (h)	1,182,038	1,183,515
Avaya, Inc. Tranche B 3LN, term loan 4.6535% 10/26/17 (h)	791,515	765,790
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (h)	3,709,925	3,654,276
Entegris, Inc. Tranche B, term loan 3.5% 4/30/21 (h)	443,282	440,511
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (h)	623,704	619,026
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (h)	3,779,081	3,694,052
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (h)	920,966	908,348
NXP BV Tranche D, term loan 3.25% 1/11/20 (h)	460,350	456,897
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)	422,875	416,532
Tranche 2LN, term loan 8% 4/9/22 (h)	360,000	349,200
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9055% 2/28/17 (h)	247,254	246,636
Tranche E, term loan 4% 3/8/20 (h)	298,494	298,121
		13,268,492
Bank Loan Obligations - continued
	Principal Amount	Value
Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (h)	$ 538,750	$ 536,644
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (h)	225,000	223,605
		760,249
TOTAL BANK LOAN OBLIGATIONS (Cost $96,433,688)		94,951,391
Preferred Securities - 2.4%

Banks & Thrifts - 2.1%
Bank of America Corp. 6.25% (f)(h)	1,320,000	1,332,402
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,748,053
Barclays PLC:
6.625% (f)(h)	3,565,000	3,513,359
8.25% (f)(h)	1,830,000	1,934,910
Credit Agricole SA:
6.625% (e)(f)(h)	1,225,000	1,220,071
7.875% (e)(f)(h)	1,295,000	1,363,871
Credit Suisse Group 7.5% (e)(f)(h)	1,165,000	1,273,288
JPMorgan Chase & Co.:
6.125% (f)(h)	470,000	477,819
6.75% (f)(h)	1,410,000	1,533,203
Lloyds Banking Group PLC 7.5% (f)(h)	1,690,000	1,759,109
Societe Generale 6% (e)(f)(h)	560,000	540,348
		17,696,433
Diversified Financial Services - 0.3%
Citigroup, Inc. 6.3% (f)(h)	1,410,000	1,404,761
Credit Suisse Group AG 6.25% (e)(f)(h)	1,205,000	1,206,021
		2,610,782
TOTAL PREFERRED SECURITIES (Cost $19,915,506)		20,307,215
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $48,154,138)	48,154,138	$ 48,154,138
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $847,512,469)		855,624,406
NET OTHER ASSETS (LIABILITIES) - 0.8%		6,975,115
NET ASSETS - 100%		$ 862,599,521
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $322,166,601 or 37.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,228
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 1,380,438	$ -	$ 1,380,438	$ -
Financials	12,428,882	8,126,675	4,302,207	-
Industrials	1,566,862	1,481,383	-	85,479
Telecommunication Services	148,200	148,200	-	-
Corporate Bonds	676,645,657	-	676,645,657	-
Commercial Mortgage Securities	41,623	-	-	41,623
Bank Loan Obligations	94,951,391	-	93,329,179	1,622,212
Preferred Securities	20,307,215	-	20,307,215	-
Money Market Funds	48,154,138	48,154,138	-	-
Total Investments in Securities:	$ 855,624,406	$ 57,910,396	$ 795,964,696	$ 1,749,314
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $845,567,444. Net unrealized appreciation aggregated $10,056,962, of which $27,805,948 related to appreciated investment securities and $17,748,986 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

November 30, 2014

1.824030.109

SHI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.7%
	Principal Amount	Value
Aerospace - 0.7%
Triumph Group, Inc.:
4.875% 4/1/21	$ 3,775,000	$ 3,756,125
5.25% 6/1/22	1,195,000	1,206,950
		4,963,075
Air Transportation - 1.5%
Allegiant Travel Co. 5.5% 7/15/19	5,460,000	5,579,438
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	536,200	599,203
5.5% 4/29/22	860,682	890,806
9.25% 5/10/17	199,275	219,452
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	690,000	717,600
6.75% 5/23/17	690,000	717,600
8.021% 8/10/22	788,087	916,151
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,048,308	1,142,656
12% 1/15/16 (b)	91,238	99,221
		10,882,127
Automotive - 0.9%
Dana Holding Corp. 6% 9/15/23	1,390,000	1,456,025
General Motors Co. 3.5% 10/2/18	670,000	686,750
General Motors Financial Co., Inc.:
3.25% 5/15/18	690,000	701,213
3.5% 7/10/19	1,135,000	1,159,128
Schaeffler Finance BV:
4.25% 5/15/21 (b)	625,000	612,500
4.75% 5/15/21 (b)	2,050,000	2,044,875
		6,660,491
Banks & Thrifts - 0.8%
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	5,390,000	5,495,940
6% 12/19/23	105,000	114,044
		5,609,984
Building Materials - 0.5%
Building Materials Corp. of America 5.375% 11/15/24 (b)	3,600,000	3,600,000
Cable TV - 3.0%
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	2,545,000	2,545,000
Lynx I Corp. 5.375% 4/15/21 (b)	2,355,000	2,428,594
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Numericable Group SA:
4.875% 5/15/19 (b)	$ 6,065,000	$ 5,996,769
6% 5/15/22 (b)	4,025,000	4,088,474
6.25% 5/15/24 (b)	5,980,000	6,092,125
		21,150,962
Chemicals - 1.6%
LSB Industries, Inc. 7.75% 8/1/19	1,355,000	1,436,300
NOVA Chemicals Corp. 5.25% 8/1/23 (b)	2,800,000	2,933,000
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	3,525,000	3,489,750
Tronox Finance LLC 6.375% 8/15/20	3,285,000	3,367,125
		11,226,175
Containers - 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2341% 12/15/19 (b)(e)	2,945,000	2,856,650
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	11,805,000	11,332,800
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)(d)	1,105,000	1,118,813
5.375% 1/15/25 (b)(d)	1,105,000	1,118,813
		16,427,076
Diversified Financial Services - 12.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (b)	1,695,000	1,686,525
4.5% 5/15/21 (b)	3,955,000	4,004,438
5% 10/1/21 (b)	4,690,000	4,877,600
Aircastle Ltd.:
4.625% 12/15/18	3,275,000	3,332,313
5.125% 3/15/21	4,735,000	4,782,350
6.25% 12/1/19	6,390,000	6,853,275
FLY Leasing Ltd.:
6.375% 10/15/21	3,965,000	3,945,175
6.75% 12/15/20	4,290,000	4,407,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	4,400,000	4,455,000
5.875% 2/1/22	17,275,000	17,620,476
6% 8/1/20	2,230,000	2,321,876
ILFC E-Capital Trust I 4.84% 12/21/65 (b)(e)	1,875,000	1,785,938
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(e)	1,545,000	1,496,719
International Lease Finance Corp.:
3.875% 4/15/18	2,140,000	2,157,388
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
4.625% 4/15/21	$ 510,000	$ 518,925
5.875% 8/15/22	390,000	422,175
6.25% 5/15/19	3,380,000	3,692,650
Navient Corp.:
5% 10/26/20	515,000	512,425
5.875% 10/25/24	1,130,000	1,098,925
SLM Corp.:
4.875% 6/17/19	3,795,000	3,804,488
5.5% 1/15/19	4,715,000	4,885,919
5.5% 1/25/23	6,385,000	6,193,450
6.125% 3/25/24	3,280,000	3,280,000
8% 3/25/20	455,000	513,581
8.45% 6/15/18	1,220,000	1,378,600
		90,028,186
Diversified Media - 0.8%
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	1,335,000	1,343,344
5% 4/15/22 (b)	2,270,000	2,287,025
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	2,050,000	2,106,375
		5,736,744
Electric Utilities - 6.3%
Atlantic Power Corp. 9% 11/15/18	4,620,000	4,666,200
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,760,000	3,966,800
NRG Energy, Inc.:
6.25% 7/15/22	2,600,000	2,671,500
6.25% 5/1/24 (b)	3,420,000	3,496,950
NSG Holdings II, LLC 7.75% 12/15/25 (b)	8,145,000	8,816,963
RJS Power Holdings LLC 5.125% 7/15/19 (b)	4,915,000	4,878,138
The AES Corp.:
4.875% 5/15/23	9,210,000	9,210,000
7.375% 7/1/21	5,749,000	6,582,605
		44,289,156
Energy - 8.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,890,000	1,927,800
4.875% 3/15/24	1,830,000	1,866,600
Antero Resources Corp. 5.125% 12/1/22 (b)	1,300,000	1,261,000
California Resources Corp.:
5% 1/15/20 (b)	2,635,000	2,371,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
California Resources Corp.: - continued
5.5% 9/15/21 (b)	$ 3,925,000	$ 3,522,688
6% 11/15/24 (b)	2,460,000	2,194,013
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,025,000	1,068,563
6.125% 7/15/22	1,195,000	1,266,700
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	2,395,000	2,400,988
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22	3,685,000	3,666,575
Denbury Resources, Inc.:
5.5% 5/1/22	6,750,000	6,328,125
6.375% 8/15/21	4,025,000	4,045,125
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	3,020,000	3,148,350
Exterran Holdings, Inc. 7.25% 12/1/18	5,584,000	5,667,760
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,605,000	1,629,075
Gibson Energy, Inc. 6.75% 7/15/21 (b)	2,895,000	3,046,988
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)	2,900,000	2,682,500
Hornbeck Offshore Services, Inc.:
5% 3/1/21	475,000	389,500
5.875% 4/1/20	310,000	272,800
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,151,000	3,277,040
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/1/21	1,630,000	1,723,725
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)	385,000	391,738
6.125% 10/15/21	245,000	249,900
6.25% 10/15/22 (b)	410,000	418,200
Whiting Petroleum Corp. 5% 3/15/19	2,935,000	2,854,288
		57,671,541
Food & Drug Retail - 1.7%
JBS Investments GmbH:
7.25% 4/3/24 (b)	4,925,000	5,195,875
7.75% 10/28/20 (b)	1,655,000	1,795,675
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	4,545,000	4,693,622
		11,685,172
Food/Beverage/Tobacco - 2.7%
ESAL GmbH 6.25% 2/5/23 (b)	5,950,000	5,972,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)	$ 3,930,000	$ 3,979,125
7.25% 6/1/21 (b)	865,000	919,063
7.25% 6/1/21 (b)	2,335,000	2,480,938
8.25% 2/1/20 (b)	3,235,000	3,445,275
Vector Group Ltd. 7.75% 2/15/21	2,460,000	2,638,350
		19,435,064
Gaming - 2.5%
MCE Finance Ltd. 5% 2/15/21 (b)	7,735,000	7,464,275
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	1,220,000	1,210,850
SGMS Escrow Corp. 7% 1/1/22 (b)	815,000	820,094
Wynn Macau Ltd. 5.25% 10/15/21 (b)	8,045,000	7,863,988
		17,359,207
Healthcare - 3.9%
Community Health Systems, Inc.:
5.125% 8/15/18	3,715,000	3,821,806
5.125% 8/1/21	3,025,000	3,108,188
Fresenius Medical Care U.S. Finance II, Inc. 4.125% 10/15/20 (b)	1,550,000	1,561,625
HCA Holdings, Inc.:
3.75% 3/15/19	350,000	348,644
4.25% 10/15/19	975,000	979,875
5% 3/15/24	5,225,000	5,290,313
5.25% 4/15/25	985,000	1,014,550
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	4,915,000	5,136,175
Tenet Healthcare Corp.:
6% 10/1/20	2,970,000	3,159,338
6.25% 11/1/18	2,880,000	3,117,600
		27,538,114
Homebuilders/Real Estate - 3.4%
CBRE Group, Inc. 5% 3/15/23	9,720,000	9,953,280
D.R. Horton, Inc.:
3.625% 2/15/18	820,000	830,250
3.75% 3/1/19	665,000	666,663
4.375% 9/15/22	1,250,000	1,237,500
Howard Hughes Corp. 6.875% 10/1/21 (b)	800,000	844,000
Lennar Corp.:
4.125% 12/1/18	1,855,000	1,868,913
4.5% 6/15/19	665,000	665,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Lennar Corp.: - continued
4.5% 11/15/19	$ 1,035,000	$ 1,035,000
Toll Brothers Finance Corp.:
4% 12/31/18	935,000	942,013
4.375% 4/15/23	2,145,000	2,128,913
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (b)	3,410,000	3,375,900
5.875% 6/15/24 (b)	215,000	219,300
		23,766,732
Leisure - 1.0%
NCL Corp. Ltd.:
5% 2/15/18	2,025,000	2,030,063
5.25% 11/15/19 (b)	1,640,000	1,652,300
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	1,445,000	1,510,025
7.5% 10/15/27	1,415,000	1,630,788
		6,823,176
Metals/Mining - 5.6%
CONSOL Energy, Inc. 5.875% 4/15/22 (b)	3,365,000	3,356,588
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)	4,055,000	3,629,225
8.25% 11/1/19 (b)	10,995,000	10,170,375
Lundin Mining Corp.:
7.5% 11/1/20 (b)	1,520,000	1,569,400
7.875% 11/1/22 (b)	2,505,000	2,586,413
New Gold, Inc. 6.25% 11/15/22 (b)	2,885,000	2,798,450
Peabody Energy Corp.:
6% 11/15/18	6,935,000	6,605,588
6.25% 11/15/21	3,105,000	2,910,938
7.875% 11/1/26	2,975,000	2,751,875
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (b)	1,020,000	1,050,600
8.25% 1/15/21 (b)	1,735,000	1,787,050
		39,216,502
Paper - 2.0%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (b)	8,215,000	8,481,988
7.75% 7/15/17 (b)	4,625,000	5,006,563
8.375% 6/15/19 (b)	420,000	453,600
		13,942,151
Nonconvertible Bonds - continued
	Principal Amount	Value
Publishing/Printing - 1.3%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	$ 7,715,000	$ 7,985,025
7% 2/15/22	620,000	664,950
7.875% 3/15/21	610,000	686,250
		9,336,225
Services - 4.8%
ADT Corp.:
3.5% 7/15/22	2,241,000	1,960,875
4.125% 4/15/19	7,358,000	7,329,488
APX Group, Inc. 6.375% 12/1/19	9,015,000	8,631,863
Audatex North America, Inc. 6% 6/15/21 (b)	4,665,000	4,839,938
Bankrate, Inc. 6.125% 8/15/18 (b)	2,870,000	2,740,850
CBRE Group, Inc. 5.25% 3/15/25	515,000	534,313
FTI Consulting, Inc. 6.75% 10/1/20	4,957,000	5,217,243
IHS, Inc. 5% 11/1/22 (b)	1,495,000	1,517,425
The GEO Group, Inc. 5.875% 1/15/22	900,000	929,250
		33,701,245
Shipping - 1.1%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)	7,935,000	7,657,275
Steel - 1.1%
Steel Dynamics, Inc.:
5.125% 10/1/21 (b)	2,865,000	2,972,438
5.5% 10/1/24 (b)	1,435,000	1,506,750
6.125% 8/15/19	3,137,000	3,348,748
		7,827,936
Technology - 3.6%
ADT Corp.:
4.125% 6/15/23	5,090,000	4,619,175
6.25% 10/15/21	3,720,000	3,896,700
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,925,000	2,837,250
Micron Technology, Inc. 5.875% 2/15/22 (b)	4,930,000	5,213,475
Nuance Communications, Inc. 5.375% 8/15/20 (b)	7,482,000	7,538,115
NXP BV/NXP Funding LLC 3.75% 6/1/18 (b)	590,000	592,950
Viasystems, Inc. 7.875% 5/1/19 (b)	920,000	970,600
		25,668,265
Telecommunications - 9.7%
Altice Financing SA:
6.5% 1/15/22 (b)	890,000	898,900
7.875% 12/15/19 (b)	5,840,000	6,181,640
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	$ 4,645,000	$ 4,459,200
MasTec, Inc. 4.875% 3/15/23	1,420,000	1,359,650
Sprint Capital Corp.:
6.875% 11/15/28	9,630,000	9,028,125
8.75% 3/15/32	2,610,000	2,743,763
Sprint Communications, Inc.:
7% 3/1/20 (b)	3,295,000	3,626,559
9% 11/15/18 (b)	6,585,000	7,622,138
Sprint Corp. 7.875% 9/15/23	1,660,000	1,738,850
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	2,655,000	2,747,925
6% 3/1/23	4,535,000	4,603,025
6.375% 3/1/25	6,355,000	6,450,325
6.464% 4/28/19	6,455,000	6,697,063
6.5% 1/15/24	2,155,000	2,203,488
6.625% 4/1/23	2,135,000	2,215,063
TW Telecom Holdings, Inc. 5.375% 10/1/22	400,000	453,000
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	5,750,000	5,534,375
		68,563,089
TOTAL NONCONVERTIBLE BONDS (Cost $593,518,141)		590,765,670
Nonconvertible Preferred Stocks - 0.3%
Shares
Banks & Thrifts - 0.3%
Royal Bank of Scotland Group PLC Series S, 6.60% (Cost $2,193,730)	89,708	2,244,494
Bank Loan Obligations - 10.8%
	Principal Amount
Aerospace - 0.4%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (e)	$ 2,523,688	2,498,451
Air Transportation - 1.3%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (e)	9,360,000	9,371,700
Cable TV - 0.8%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (e)	5,558,709	5,475,329
Bank Loan Obligations - continued
	Principal Amount	Value
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	$ 1,765,000	$ 1,760,588
Diversified Financial Services - 0.5%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	1,980,000	1,980,000
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	1,560,000	1,548,300
		3,528,300
Electric Utilities - 1.1%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (e)	4,410,233	4,305,490
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	3,430,000	3,447,150
		7,752,640
Energy - 0.6%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (e)	1,020,000	1,007,413
Fieldwood Energy, LLC Tranche B 1LN, term loan 3.875% 9/30/18 (e)	1,057,032	1,006,823
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	2,104,423	1,904,503
		3,918,739
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B 3LN, term loan 4% 8/25/19 (e)	3,000,000	2,992,500
Gaming - 2.0%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	6,890,000	6,855,550
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	4,029,003	4,029,003
Scientific Games Corp. Tranch B 2LN, term loan 6% 10/21/21 (e)	3,375,000	3,324,375
		14,208,928
Healthcare - 1.1%
AmSurg Corp. Tranche B, term loan 3.7538% 7/16/21 (e)	2,797,500	2,794,003
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (e)	3,439,850	3,383,952
Grifols, S.A. Tranche B, term loan 3.1563% 2/27/21 (e)	1,651,700	1,635,183
		7,813,138
Bank Loan Obligations - continued
	Principal Amount	Value
Leisure - 0.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	$ 1,984,763	$ 1,954,991
Metals/Mining - 0.2%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	1,790,379	1,687,432
Services - 0.3%
Garda World Security Corp.:
term loan 4% 11/8/20 (e)	1,667,841	1,643,874
Tranche DD, term loan 4% 11/8/20 (e)	426,657	420,526
		2,064,400
Technology - 1.6%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (e)	949,252	939,759
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	4,008,663	4,013,874
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	5,142,131	5,071,684
NXP BV Tranche D, term loan 3.25% 1/11/20 (e)	1,004,850	997,314
		11,022,631
TOTAL BANK LOAN OBLIGATIONS (Cost $76,365,571)		76,049,767
Preferred Securities - 2.1%

Banks & Thrifts - 2.1%
Barclays Bank PLC 7.625% 11/21/22	7,175,000	7,934,519
Barclays PLC 8.25% (c)(e)	1,790,000	1,892,617
Credit Agricole SA 6.625% (b)(c)(e)	3,650,000	3,635,313
Deutsche Bank AG 7.5% (c)(e)	1,600,000	1,612,020
TOTAL PREFERRED SECURITIES (Cost $14,713,461)		15,074,469
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $19,936,367)	19,936,367	$ 19,936,367
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $706,727,270)		704,070,767
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,946,922
NET ASSETS - 100%		$ 706,017,689
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $255,360,881 or 36.2% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,996
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 2,244,494	$ 2,244,494	$ -	$ -
Corporate Bonds	590,765,670	-	590,765,670	-
Bank Loan Obligations	76,049,767	-	76,049,767	-
Preferred Securities	15,074,469	-	15,074,469	-
Money Market Funds	19,936,367	19,936,367	-	-
Total Investments in Securities:	$ 704,070,767	$ 22,180,861	$ 681,889,906	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $706,449,558. Net unrealized depreciation aggregated $2,378,791, of which $8,456,357 related to appreciated investment securities and $10,835,148 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015